(Loss) / Earnings per share	6 Months Ended	11 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
(Loss) / Earnings per share	(Loss)/Earnings per share
The calculation of loss per share is based on the following data:

	Three months ended June 30		Six Months ended June 30
	2020	2019	2020	2019
	(in thousands, except per share data)
Net loss	$(15,231)	$(6,683)	$(21,554)	$(13,669)

Basic weighted average number of common stock outstanding	67,232	32,094	67,225	31,395
Diluted weighted average number of common stock outstanding	67,232	32,094	67,225	31,395

Basic loss per common stock from operations	$(0.23)	$(0.21)	$(0.32)	$(0.44)
Diluted loss per common stock from operations	$(0.23)	$(0.21)	$(0.32)	$(0.44)

The number of weighted average options and warrants that were not included in the diluted earnings per share calculation because the effect would have been anti-dilutive represented 10,884,102 and 4,213,673 shares of common stock at June 30, 2020 and 2019, respectively.
(Loss) / Earnings per share The calculation of (loss) / earnings per share is based on the following:

	Eleven month period ended December 31, 2019	Year ended January 31, 2019	Year ended January 31, 2018
	(in thousands, except per share data)
(Loss) / profit	$(28,980)	$9,898	$(26,353)

Basic weighted average number of shares of common stock outstanding	32,829	17,140	13,087
Effect of dilution	—	88	—
Diluted weighted average number of shares of common stock outstanding	32,829	17,229	13,087
Basic (loss) / earnings per share from operations	(0.88)	0.58	(2.01)
Diluted (loss) / earnings per share from operations	(0.88)	0.57	(2.01)
Anti-dilutive shares excluded from diluted earnings per share	13,403	1,618	1,715

Basic loss per share has been calculated by dividing the (loss)/earnings for the period by the weighted average number of shares outstanding during period. Diluted earnings per share has been calculated by adjusting the weighted average number of shares of common stock outstanding to assume conversion of all potentially dilutive share options and warrants using the treasury stock method. In calculating diluted earnings per share, the dilutive effect of share options and warrants is computed using the average market price for the respective period. In addition, the assumed proceeds under the treasury stock method include the average unrecognized compensation expense of stock options and warrants that are in-the-money. Potential shares related to certain of the Group’s outstanding stock options and warrants for the eleven months ended December 31, 2019 and the years ended January 31, 2019 and 2018 were excluded because they were anti-dilutive.